Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value of Financial Instruments [Abstract]
Schedule of Fair Value of the Derivative Liability

The Company estimated the fair value of the derivative liability as of June 30 2026, and at each respective issuance date using a Monte-Carlo simulation model, and the following key assumptions:

	June 30, 2026			Issuance Dates

Term, in years	0.50	-	1.58	0.91	-	1.50
Expected volatility		132.9%		105.6	-	123.9%
Risk-free interest rate	3.90	-	3.99%	3.45	-	3.65%
Expected dividend yield		0.0%			0.0%
Continuous discount rate	21.17	-	21.92%	14.21	-	16.85%
Discount factor	0.72	-	0.98	0.81	-	0.96

The following table represents the weighted average inputs used in calculating the fair value of the conversion features of the convertible notes on the date of issuance and December 31, 2024:

	December 31, 2024	Issuance Date

Term, in years	2.92	3
Expected volatility	83.2%	82.40%
Risk-free interest rate	4.27%	4.25%
Expected dividend yield	—%	—%

The Company estimated the fair value of the derivative liability as of December 31, 2025, and each respective issuance date using a Monte-Carlo simulation model, and the following key assumptions:

	December 31, 2025	Issuance Dates

Term, in years	0.83-2.08	1.48-3.01
Expected volatility	115.5%	81.40-102.4%
Risk-free interest rate	3.42-3.46%	3.79-4.18%
Expected dividend yield	—%	—%
Continuous discount rate	14.27-14.48%	8.84-14.62%
Discount rate	3.42-14.48%	4.18-14.56%
Discount factor	0.89-0.97	0.68-0.94

The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Maturity Consideration as of November 15, 2024, the date of settlement, and December 31, 2023:

	November 15, 2024	December 31, 2023

Stock price	$1.00	$2.03
Term (in years)	2.00	2.88
Expected volatility	75.0%	40.7%
Risk-free interest rate	4.22%	3.96%
Expected dividend yield	—%	—%

Schedule of Activity Related to the Embedded Conversion Options

The following table represents the activity related to the embedded conversion options during the six months ended June 30, 2026:

Derivative liability as of December 31, 2025	$407,366
Value of derivative upon issuance of White Lion Notes	1,129,180
Value of derivative settled upon conversion of notes	(257,415)
Change in fair value of derivative liability	89,816
Derivative liability as of June 30, 2026	$1,368,947

The following table represent the activity related to the embedded conversion options during the year ended December 31, 2025:

Derivative liability as of December 31, 2024	$-
Value of derivative upon exchange on 2025 Convertible Notes	1,605,939
Value of derivative upon issuance of White Lion Notes	171,561
Value of derivative settled upon conversion of notes	(3,440,412)
Change in fair value of derivative liability	2,070,278
Derivative liability as of December 31, 2025	$407,366